UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             February 11, 2005

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-6788                    Rexford Management, Inc.

          28-2826                    Marcus Schloss & Co., Inc.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    $56,624


List of Other Included Managers:

      No.      Form 13F File Number        Name

      01       28-6788                     Rexford Management, Inc.

      03       28-2826                     Marcus Schloss & Co., Inc.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Comcast Corp New                     Cl A Spl     20030N200    9,838   299,558   Sh        Defined      01,03   299,558     0    0
Enzon Pharmaceuticals Inc               Com       293904108   12,849   936,521   Sh        Defined      01,03   936,521     0    0
Ionics Inc                              Com       462218108    1,136    26,200   Sh        Defined      01,03    26,200     0    0
Mandalay Resort Group                   Com       562567107    7,198   102,200   Sh        Defined      01,03   102,200     0    0
Nextel Communications Inc              Cl A       65332V103    2,803    93,400   Sh        Defined      01,03    93,400     0    0
Ocular Sciences Inc                     Com       675744106    2,319    47,324   Sh        Defined      01,03    47,324     0    0
Sears Roebuck & Co                      Com       812387108    5,848   114,600   Sh        Defined      01,03   114,600     0    0
Titan Corp                              Com       888266103   11,113   686,000   Sh        Defined      01,03   686,000     0    0
Veritas Software Co                     Com       923436109    3,520   123,300   Sh        Defined      01,03   123,300     0    0